K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

July 11, 2017
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds
File Nos. 002-98409; 811-04325

Ladies and Gentlemen:
Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the First Investors Life Series Government Fund (the “Fund”), a series of First Investors Life Series Funds.  The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on June 30, 2017, and effective on June 30, 2017 (Accession Number: 0000898432-17-000695), which is incorporated herein by reference.

 If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Mary Carty
Mary Najem
Foresters Investment Management Company, Inc.